Financial risk management and fair value measurement - Maturity analysis of liquidity risk (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 1,149,613	$ 1,221,574
Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	1,095,677	867,086
One year to five years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	53,396	281,704
Greater than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		72,784
Bank indebtedness
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		170,000
Bank indebtedness | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		170,000
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	848,054	639,837
Trade and other payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	848,054	639,837
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	237,444
Other financial liabilities | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	237,444
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	64,115	411,737
Long-term debt | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	10,179	57,249
Long-term debt | One year to five years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 53,936	281,704
Long-term debt | Greater than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		$ 72,784